QUARTERLY DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 15,985,200	$ 16,564,585	$ 15,814,158	$ 15,747,802	$ 15,423,656	$ 16,158,803	$ 15,046,693	$ 14,965,153	$ 64,111,745	$ 61,594,305	$ 50,533,389
Cost of services	10,803,571	11,035,515	10,979,392	10,561,660	10,477,599	10,844,069	10,522,734	10,048,364	43,380,138	41,892,766	34,169,261
OPERATING INCOME	1,912,920	2,359,288	1,944,581	2,593,100	2,268,189	2,603,118	2,061,580	2,434,294	8,809,889	9,367,181	7,621,529
NET INCOME	1,408,212	2,048,335	1,550,683	1,996,300	1,692,385	1,819,316	1,657,529	1,819,730	7,003,530	6,988,960	5,990,545
NET INCOME ATTRIBUTABLE TO ACCENTURE PLC	$ 1,372,963	$ 2,009,996	$ 1,523,648	$ 1,964,950	$ 1,665,128	$ 1,786,075	$ 1,634,942	$ 1,791,024	$ 6,871,557	$ 6,877,169	$ 5,906,809
Weighted average Class A ordinary shares:
-Basic (in shares)	629,922,331	631,535,162	630,845,147	630,137,262	632,095,422	632,749,442	633,956,712	632,280,932	630,608,186	632,762,710	634,745,073
-Diluted (in shares)	639,249,070	638,743,434	637,735,390	638,766,821	640,914,760	641,004,741	644,127,093	644,922,661	638,591,616	642,839,181	645,909,042
Earnings per Class A ordinary share:
Basic earnings per share (in dollars per share)	$ 2.18	$ 3.18	$ 2.42	$ 3.12	$ 2.63	$ 2.82	$ 2.58	$ 2.83	$ 10.90	$ 10.87	$ 9.31
Diluted earnings per share (in dollars per share)	$ 2.15	$ 3.15	$ 2.39	$ 3.08	$ 2.60	$ 2.79	$ 2.54	$ 2.78	$ 10.77	$ 10.71	$ 9.16